Description of Business and Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) Segments shares	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segments shares	Dec. 31, 2018 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Net loss	$ (1,866,000)	$ (1,906,000)	$ (3,225,000)	$ (2,089,000)	$ (1,613,972)	$ (5,787,364)
Net cash used in operating activities			(1,344,000)	(518,000)	(1,028,501)	(2,221,320)
Stockholders' equity (deficit)	(814,000)	180,000	(814,000)	180,000	255,414	278,940	$ 255,414	$ (544,000)		$ 245,000	$ (826,412)
Cash on hand	30,000		30,000		35,820	433,143	$ 35,820
Issuance of convertible note payable			250,000
Advertising costs			42,000	25,000	27,529	103,401
Research and development costs	167,000	$ 82,000	$ 245,000	$ 82,000	$ 207,600	351,670
Net income loss vested unissued shares | shares			3,500,000
Derivative liability fair value	293,000		$ 293,000			$ 400,139			$ 565,195
Operating segments | Segments			1			1
Revenue Benchmark [Member] | Customer One [Member]
Concentration risk percentage			21.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk percentage			18.00%			19.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk percentage						12.00%
Accounts Receivable [Member] | No Other Customer [Member]
Concentration risk percentage						10.00%	10.00%
AccountsReceivableOne [Member] | Customer One [Member]
Concentration risk percentage			14.00%
AccountsReceivableOne [Member] | Customer Two [Member]
Concentration risk percentage			11.00%
AccountsReceivableOne [Member] | No Other Customer [Member]
Concentration risk percentage			10.00%
Accounts Payable [Member] | Customer One [Member]
Concentration risk percentage			36.00%
Accounts Payable [Member] | Customer Two [Member]
Concentration risk percentage			40.00%
Accounts Payable [Member] | CustomerThree [Member]
Concentration risk percentage			23.00%
No Customer [Member] | Revenue Benchmark [Member]
Concentration risk percentage				10.00%	10.00%	10.00%
No Vendor [Member]
Concentration risk percentage			10.00%
No Vendor [Member] | Accounts Payable [Member]
Concentration risk percentage			10.00%			10.00%
Level 2 [Member]
Derivative liability fair value	$ 293,000		$ 293,000
Convertible Notes Payable [Member]
Potentially dilutive shares outstanding | shares			11,664,520			889,469
Restricted Stock [Member]
Potentially dilutive shares outstanding | shares			4,500,000			8,000,000
Stock Options [Member]
Potentially dilutive shares outstanding | shares			3,030,000			3,290,000